Note 8 - Prepayments and Other (Details) - Prepayments and Other (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepayments and Other [Abstract]
Prepaid expenses	$ 293	$ 54
Interest Receivable		124
Guarantees	399	21
Other receivables	94	319
Total	$ 786	$ 518